Critical Accounting Estimates and Judgments - Summary of key factors of the macroeconomic scenarios on the economic conditions (Detail)	12 Months Ended
	Mar. 31, 2028	Mar. 31, 2027	Mar. 31, 2026
Japanese GDP [member] | Upside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		3.70%	3.50%
Japanese GDP [member] | Base [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		2.40%	2.30%
Japanese GDP [member] | Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		2.00%	1.70%
Japanese GDP [member] | Severe Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		(2.20%)	0.90%
Japanese GDP [member] | Scenario Forecast [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.10%	4.90%
Japanese GDP [member] | Scenario Forecast [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.70%	3.20%
Japanese GDP [member] | Scenario Forecast [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	2.70%	(0.40%)
Japanese GDP [member] | Scenario Forecast [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	(0.60%)	(3.70%)
U.S. GDP [member] | Upside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		3.30%	2.50%
U.S. GDP [member] | Base [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		2.00%	1.30%
U.S. GDP [member] | Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		0.30%	0.20%
U.S. GDP [member] | Severe Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		(1.10%)	(1.10%)
U.S. GDP [member] | Scenario Forecast [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	2.40%	3.90%
U.S. GDP [member] | Scenario Forecast [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	2.00%	2.10%
U.S. GDP [member] | Scenario Forecast [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.00%	(1.50%)
U.S. GDP [member] | Scenario Forecast [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.70%	(3.40%)
EMU GDP [member] | Upside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		2.90%	1.00%
EMU GDP [member] | Base [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		0.60%	0.50%
EMU GDP [member] | Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		(3.20%)	(0.40%)
EMU GDP [member] | Severe Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		(5.40%)	(0.80%)
EMU GDP [member] | Scenario Forecast [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.10%	2.60%
EMU GDP [member] | Scenario Forecast [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.30%	1.20%
EMU GDP [member] | Scenario Forecast [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.30%	0.60%
EMU GDP [member] | Scenario Forecast [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	(1.40%)	(0.50%)
Asia-Pacific GDP [member] | Upside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		5.80%	5.10%
Asia-Pacific GDP [member] | Base [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		4.50%	3.90%
Asia-Pacific GDP [member] | Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		3.30%	2.80%
Asia-Pacific GDP [member] | Severe Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		1.90%	1.50%
Asia-Pacific GDP [member] | Scenario Forecast [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	5.00%	6.30%
Asia-Pacific GDP [member] | Scenario Forecast [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.60%	4.50%
Asia-Pacific GDP [member] | Scenario Forecast [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.20%	2.80%
Asia-Pacific GDP [member] | Scenario Forecast [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.60%	1.00%
Japanese short-term interest rate [member] | Upside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		0.50%	0.50%
Japanese short-term interest rate [member] | Base [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		0.50%	0.50%
Japanese short-term interest rate [member] | Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		0.50%	0.50%
Japanese short-term interest rate [member] | Severe Downside [Member] | Previously Reported [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate		0.00%	1.00%
Japanese short-term interest rate [member] | Scenario Forecast [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.00%	0.90%
Japanese short-term interest rate [member] | Scenario Forecast [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.70%	0.70%
Japanese short-term interest rate [member] | Scenario Forecast [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.20%	0.50%
Japanese short-term interest rate [member] | Scenario Forecast [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.30%	0.70%